Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Management fee income	Management fee income

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
LVS	$1	$1	$—
Intermediate holding companies	1	—	—
Fellow subsidiaries	3	4	5
	$5	$5	$5

Management fee expense	Management fee expense

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
LVS	$14	$20	$19
Fellow subsidiaries	6	7	7
	$20	$27	$26

Related party balances	Period-end balances between the Group and related companies

		June 30,	December 31,
		2020	2019
		(US$ in millions)
	Notes	(Unaudited)	(Audited)
Receivables from related companies:
Fellow subsidiaries		$—	$2

Payables to related companies:
LVS		8	3
Intermediate holding company		—	5
Fellow subsidiaries		—	1
	11	$8	$9
Year-end balances between the Group and related companies

	December 31,
	2018	2019
	(US$ in millions)
Receivables from related companies:
Fellow subsidiary	$—	$2

The receivables from related companies are unsecured, interest free and have a credit term of 45 days.

		December 31,
		2018	2019
	Note	(US$ in millions)
Payables to related companies:
LVS		$4	$3
Intermediate holding company		4	5
Fellow subsidiaries		1	1
	22	$9	$9